Net debt (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Net Debt

	2017	2016
	$m	$m
Cash and cash equivalents	168	206
Loans and other borrowings – current	(126)	(106)
– non-current	(1,893)	(1,606)

Net debt	(1,851)	(1,506)

Summary of Movement in Net Debt

	2017	2016
	$m	$m
Cash and cash equivalents	168	206
Loans and other borrowings – current	(126)	(106)
– non-current	(1,893)	(1,606)

Net debt	(1,851)	(1,506)

Movement in net debt
Net decrease in cash and cash equivalents, net of overdrafts	(75)	(920)
Add back cash flows in respect of other components of net debt:
Issue of long-term bonds	—	(459)
Long-term bonds repaid	—	315
Increase in other borrowings	(153)	(109)
Increase in net debt arising from cash flows	(228)	(1,173)
Non-cash movements:
Finance lease obligations	(4)	(4)
Decrease/(increase) in accrued interest	1	(6)
Exchange and other adjustments	(114)	206
Increase in net debt	(345)	(977)
Net debt at beginning of the year	(1,506)	(529)

Net debt at end of the year	(1,851)	(1,506)